The Company, basis of presentation and significant accounting policies - Recent pronouncements (Details)	3 Months Ended				6 Months Ended
	Jun. 30, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Mar. 31, 2017 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected financial debt increase	€ 4,000,000,000				€ 4,000,000,000
Acquisition purchase price threshold	50,000,000				€ 50,000,000
Expected increase in leverage ratio					0.5
IFRS 15, Revenue From Contracts With Customers
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amount decrease of revenue without any effect on net income	€ 156,592,000	€ 156,592,000	€ 130,749,000	€ 130,749,000	€ 0	€ 269,701,000
IFRS 16, Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected financial debt increase		4,000,000,000
Acquisition purchase price threshold		€ 50,000,000
Expected increase in leverage ratio		0.5